Business development	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Business development
Note 3 – Business development
Acquisition of
non-controlling
interest in Pravaler S.A.
On December 27, 2019, ITAÚ UNIBANCO HOLDING, through its subsidiary Itaú Unibanco S.A. (ITAÚ UNIBANCO), increased its ownership interest in Pravaler S.A. (PRAVALER), acquiring 43.07% of total capital social (corresponding to 75.71% of preferred shares and 28.65% of common shares) for the amount of R$ 330.9. PRAVALER, with head offices in São Paulo, is the manager of the largest private college loan program in Brazil, and it will continue operating independently from ITAÚ UNIBANCO HOLDING.
PRAVALER is classified as an associate measured under the equity method.
Effective acquisitions and financial settlements occurred on the same date, after obtaining the regulatory authorizations required.
Acquisition of
non-controlling
interest in Ticket Serviços S.A.
On September 4, 2018, ITAÚ UNIBANCO HOLDING, through its subsidiary ITAÚ UNIBANCO, entered into a strategic partnership with Edenred Participações S.A. (EDENRED) in the benefits market for workers covered mainly by PAT, the Workers’ Meals Program. EDENRED is the parent company of Ticket Serviços S.A. (TICKET) in Brazil.
The strategic partnership enables ITAÚ UNIBANCO to add the benefits issued by TICKET to its current range of products and services for customers in the wholesale, medium, micro and small company segments.
In addition, ITAÚ UNIBANCO made a minority investment of 11% in TICKET, through a capital increase with contribution of (i) cash, equivalent to said interest in the company’s equity value, and (ii) right to exclusive distribution of Ticket Restaurante, Ticket Alimentação, Ticket Cultura and Ticket Transporte products to the ITAÚ UNIBANCO legal entities base during the partnership term. TICKET will continue distributing its products through other commercial agreements and will continue under EDENRED’s control and management.
Effective acquisitions and financial settlements occurred on August 30, 2019. After the obtainment of regulatory and government authorizations required.
Itaú CorpBanca
The Itaú Corpbanca (ITAÚ CORPBANCA) is controlled as of April 1 st
, 2016 by ITAÚ UNIBANCO HOLDING. On the same date, ITAÚ UNIBANCO HOLDING entered into a shareholders’ agreement with Corp Group, which sets forth, among others, the right of ITAÚ UNIBANCO HOLDING and Corp Group to appoint members for the Board of Directors of ITAÚ CORPBANCA in accordance to their interests in capital stock, and this group of shareholders have the right to appoint the majority of members of the Board of Directors of ITAÚ CORPBANCA and ITAÚ UNIBANCO HOLDING are be entitled to appoint the majority of members elected by this block.
On October 12, 2018, ITAÚ UNIBANCO HOLDING, through its subsidiary ITB Holding Brasil Participações Ltda., indirectly acquired additional interest of 2.08% (10,651,555,020 shares) in the capital of ITAÚ CORPBANCA, for the amount of R$ 362.9 then holding 38.14%.

Acquisition of
non-controlling
interest in XP Inc.
On May 11, 2017, ITAÚ UNIBANCO HOLDING, through its subsidiary ITAÚ UNIBANCO, entered into an agreement for purchase and sale of shares with XP Controle Participações S.A. (XP CONTROLE), G.A. Brasil IV Fundo de Investimento em Participações, Dyna III Fundo de Investimento em Participações, among other parties (SELLERS), for acquisition of 49.9% of total capital (of which 30.1% of common shares) of XP Investimentos S.A. (XP HOLDING), through capital contribution in the amount of R$ 600 and acquisition of shares issued by XP HOLDING held by the SELLERS in the amount of R$ 5,700, and such amounts were restated pursuant to contractual provision, totaling R$ 6,650 (FIRST ACQUISITION). A portion of this amount was withheld as a guarantee for possible future obligations of XP CONTROLE, for a
10-year
period, and possible remaining balance will be paid to XP CONTROLE at the end of this term.
In addition to the FIRST ACQUISITION, the agreement sets forth only one additional acquisition in 2022, subject to future BACEN’s approval. Should it be approved, it will enable ITAÚ UNIBANCO to hold up to 62.4% of XP HOLDING’s total capital (equivalent to 40.0% of common shares) based on a multiple of income (19 times) of XP HOLDING, therefore being clear that the control over XP Group will remain unchanged, with XP CONTROLE’s shareholders. ITAÚ UNIBANCO will act as minority partner.
Effective acquisitions and financial settlements occurred on August 31, 2018, after the satisfaction of certain contractual conditions and obtainment of regulatory and government authorizations required.
On November 29, 2019, there was a corporate reorganization of XP HOLDING, in which its shareholders subscribed their respective shares of XP Inc. (“XP INC”), and the same percentages were kept in total capital. After the initial public offering, held on December 11, 2019, the ownership interest of ITAÚ UNIBANCO HOLDING changed from 49.9% to 46.05%, giving rise to a R$ 1,991 gain in the primary subscription.